Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.00625	$ 0.00625
Ordinary share, shares authorized (in Shares)	80,000,000	80,000,000
Ordinary share, shares issued (in Shares)	25,650,000	25,650,000
Ordinary share, shares outstanding (in Shares)	25,650,000	25,650,000